PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5. PROPERTY AND EQUIPMENT

The following is a summary of property and equipment as of September 30, 2014 and December 31, 2013:

	September 30, 2014	December 31, 2013

	(in thousands)
Land	$836,525	$808,960
Buildings and improvements	2,781,783	2,635,651
Furniture, fixtures, equipment and other	413,110	369,235

Total property and equipment	4,031,418	3,813,846
Less accumulated depreciation	(1,177,356)	(1,053,910)

Property and equipment, net	2,854,062	2,759,936
Construction in progress	3,066	1,521

Total property and equipment, net of accumulated depreciation	$2,857,128	$2,761,457

Depreciation and amortization expense related to property and equipment was $43.1 million and $39.6 million for the three months ended September 30, 2014 and 2013, respectively. Depreciation and amortization expense related to property and equipment was $124.1 million and $121.7 million for the nine months ended September 30, 2014 and 2013, respectively. Construction in progress includes capitalized costs for ongoing projects that have not yet been put into service.

Note 7. Property and equipment

The following is a summary of property and equipment as of December 31, 2013 and 2012:

(In thousands)	2013	2012

Land	$808,960	$843,671
Buildings and improvements	2,635,651	2,720,351
Furniture, fixtures, equipment and other	369,235	356,566

Total property and equipment	3,813,846	3,920,588
Less accumulated depreciation	(1,053,910)	(987,520)

Property and equipment, net	2,759,936	2,933,068
Construction in progress .	1,521	7,060

Total property and equipment, net of accumulated depreciation	$2,761,457	$2,940,128

Depreciation and amortization expense related to property and equipment was $160.9 million, $162.9 million and $156.2 million for the years ended December 31, 2013, 2012 and 2011, respectively. Construction in progress includes capitalized costs for ongoing projects that have not yet been put into service. With the exception of the joint venture operating a hotel in New Orleans, Louisiana and three other hotels, all of our hotels are pledged as collateral for our long-term debt. (See Note 8).